FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jan. 02, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	January 2, 2022	January 3, 2021

Financial assets
Amortized cost:
Cash and cash equivalents	$179,246	$505,264
Trade accounts receivable	329,967	196,480
Financial assets included in prepaid expenses, deposits and other current assets	69,995	88,781
Long-term non-trade receivables included in other non-current assets	390	1,435
Derivative financial assets included in prepaid expenses, deposits and other current assets	62,758	4,947

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$436,073	$326,069
Long-term debt - bearing interest at variable rates	400,000	800,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	4,328	17,653
1) Accounts payable and accrued liabilities include $18.1 million (January 3, 2021 - $27.6 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement. Accounts payable and accrued liabilities also include balances payable of $48.8 million (January 3, 2021 - $20.0 million) resulting mainly from a one-week timing difference between the collection of sold receivables and the weekly remittance to our bank counterparty under our receivables purchase agreement that is disclosed in note 7 to these consolidated financial statements.
2) The fair value of the long-term debt bearing interest at fixed rates was $212.2 million as at January 2, 2022 (January 3, 2021 - $221.3 million).
Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 2, 2022:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	26,752	1.3769	$36,834	$808	$(54)	$754
Sell EUR/Buy USD	29,390	1.1916	35,020	1,592	—	1,592
Sell CAD/Buy USD	39,274	0.8015	31,478	665	—	665
Buy CAD/Sell USD	31,016	0.7840	24,316	92	(88)	4
Sell AUD/Buy USD	8,885	0.7427	6,599	161	(13)	148
Sell MXN/Buy USD	151,791	0.0480	7,279	39	(11)	28
			$141,526	$3,357	$(166)	$3,191

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at January 3, 2021:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	33,069	1.3090	$43,287	$—	$(1,784)	$(1,784)
Sell EUR/Buy USD	33,571	1.1816	39,668	—	(1,736)	(1,736)
Sell CAD/Buy USD	45,591	0.7594	34,623	—	(1,111)	(1,111)
Buy CAD/Sell USD	21,669	0.7077	15,336	1,626	—	1,626
Sell AUD/Buy USD	7,387	0.7218	5,332	—	(346)	(346)
Sell MXN/Buy USD	168,727	0.0455	7,683	28	(693)	(665)
			$145,929	$1,654	$(5,670)	$(4,016)
The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 2, 2022:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	251.0 million pounds	$56,419	$—	$56,419
Swap & option contracts	Energy	5.7 million gallons	1,660	(102)	1,558
			$58,079	$(102)	$57,977
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at January 3, 2021:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months

Forward contracts	Cotton	16.2 million pounds	$1,582	$—	$1,582
Swap contracts	Synthetic fibres	3.9 million pounds	—	(781)	(781)
Swap & option contracts	Energy	6.4 million gallons	1,300	(258)	1,042
			$2,882	$(1,039)	$1,843
(1) Notional amounts are not in thousands.
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 2, 2022:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	$—	$(2,272)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	32	(744)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	167	(154)
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.78%	US LIBOR	624	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.59%	US LIBOR	—	(22)
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.23%	US LIBOR	171	—
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	—	(380)
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	328	(454)
					$1,322	$(4,026)
(1) The notional amounts for the interest rate swap contracts maturing in 2025 and 2026 are extensions to the $100 million interest rate swap contracts originally entered into related to the $300 million term loan.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at January 3, 2021:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$—	$(630)
25,000	April 6, 2022	Pay fixed rate / receive floating rate	0.27%	US LIBOR	—	(48)
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(3,800)
50,000	April 30, 2024	Pay fixed rate / receive floating rate	1.51%	US LIBOR	—	(1,886)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	US LIBOR	—	(755)
25,000	May 30, 2025	Pay fixed rate / receive floating rate	0.47%	US LIBOR	—	(30)
Unsecured Notes
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	—	(1,330)
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	—	(2,465)
					$—	$(10,944)
(1) The notional amounts for the interest rate swap contracts maturing in 2023, 2024, and 2025 were extensions to the $150 million interest rate swap contracts originally entered into related to the $300 million term loan.

Disclosure of detailed information about hedged items
The following table summarizes the Company’s hedged items as at January 2, 2022:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$2,554	$(2,554)
Forecast expenses	—	—	4	(4)

Commodity risk:
Forecast purchases	—	—	64,813	(64,813)

Interest rate risk:
Forecast interest payments	—	—	(2,562)	2,562
	$—	$—	$64,809	$(64,809)

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.
15. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s hedged items as at January 3, 2021:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(4,104)	$4,104
Forecast expenses	—	—	1,626	(1,626)

Commodity risk:
Forecast purchases	—	—	4,205	(4,205)

Interest rate risk:
Forecast interest payments	—	—	(10,765)	10,765
	$—	$—	$(9,038)	$9,038

Disclosure of detailed information about financial expenses, net	Financial expenses, net:

	2021	2020

Interest expense on financial liabilities recorded at amortized cost (1)	$14,923	$30,205
Bank and other financial charges (2)	8,823	14,627
Interest accretion on discounted lease obligations	2,650	3,227
Interest accretion on discounted provisions	153	242
Foreign exchange loss	782	229
	$27,331	$48,530
(1) Net of capitalized borrowing costs of $1.6 million (2020 - $1.6 million).
(2) Fiscal 2020 includes upfront costs of $3.9 million for the June 2020 amendments of the loans and notes agreements (note 12).

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	Hedging components of other comprehensive income (“OCI”):

	2021	2020

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$3,599	$502
Commodity price risk	83,130	(12,699)
Interest rate risk	8,203	(12,381)

Income taxes	(36)	(5)

Amounts reclassified from OCI to inventory, related to commodity price risk	(22,515)	9,837

Amounts reclassified from OCI to net earnings, related to foreign currency risk, interest rate risk, and commodity risk, and included in:
Net sales	3,326	(242)
Cost of sales	—	8,483
Selling, general and administrative expenses	(1,992)	331
Financial expenses, net	146	(2,358)
Income taxes	(14)	29
Cash flow hedging gain (loss)	$73,847	$(8,503)